                               The Munder Funds
                        Supplement Dated August 25, 1999
                      to Prospectus Dated October 27, 1998
                            Class A and B Shares of:

    Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and
                       Munder All-Season Aggressive Fund

The "FUND OPERATING EXPENSES" section in the Prospectus with respect to expenses incurred by the Underlying Funds is hereby supplemented as follows:

The expenses for the Munder Future Technology Fund are estimated for the current fiscal year.

                                                          Class Y Shares
                                                          --------------
Future Technology Fund................................         1.35%*
----------------------

*In the absence of the expense reimbursement, it is estimated that the Expense Ratio will be 1.50%.

The "EXAMPLE" section in the Prospectus with respect to the Expense Ratio is hereby deleted and replaced with the following:

     Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                          Expense Ratio
                                                          -------------
                                                 Class A Shares   Class B Shares
                                                 --------------   --------------
Conservative Fund................................     1.45%            2.15%
Moderate Fund....................................     1.56%            2.26%
Aggressive Fund..................................     1.70%            2.40%

The "FUND CHOICES--What are the Funds' Investments and Investment Practices?"
section in the Prospectus is hereby supplemented as follows:

                                      Conservative Fund     Moderate Fund      Aggressive Fund
                                      -----------------     -------------      ---------------
                                      Minimum   Maximum   Minimum   Maximum   Minimum   Maximum
                                      -------   -------   -------   -------   -------   -------
Equity Funds
 Future Technology Fund............      0%        5%        0%       10%        0%       15%

The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices?" section in the Prospectus is hereby supplemented as follows:

                             FUTURE TECHNOLOGY FUND

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

The products and services provided by technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, media and information services, and Internet-related services.

In selecting stocks, the advisor will first identify attractive sectors within the technology industry. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing sectors. Using fundamental analysis, the advisor will look for companies with:

     .  strong market share within their sector; and/or
     . technologically superior products or services; and . stable or improving revenue growth, earnings growth or order trends.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended and may invest more of its assets in fewer issuers than a "diversified" investment company.

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the advisor makes investment decisions for the Fund.

Investment Charts

                                                        EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Investments and                                                Future Technology
                                                Investment Practices                                                     Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities.  Includes securities issued by non-U.S. companies.  Present more risks than U.S. securities.         25%
-----------------------------------------------------------------------------------------------------------------------------------
 Lower-Rated Debt Securities. Fixed Income Securities which are rated below investment grade by Standard & Poor's
 Ratings Service, Moody's Investors Service, Inc. or other nationally recognized rating agency. Considered riskier
 than investment grade securities.                                                                                         N
-----------------------------------------------------------------------------------------------------------------------------------
 Investment-Grade Asset Backed Securities. Includes debt securities backed by mortgages, installment sales
 contracts and credit card receivables.                                                                                    N
-----------------------------------------------------------------------------------------------------------------------------------
 Stripped Securities. Includes participations in trusts that hold U.S. Treasury and agency securities which represent
 either the interest payments or principal payments on the securities or combination of both.                              N
-----------------------------------------------------------------------------------------------------------------------------------
 Forward Foreign Currency Exchange Contracts. Obligations of a Fund to purchase or sell a specific currency at a future date at a set price.  May decrease a Fund's loss due to a change in a currency value, but also limits gains
 from currency changes.                                                                                                    Y
-----------------------------------------------------------------------------------------------------------------------------------
 When-Issued Purchases and Forward Commitments. Agreement by a Fund to purchase securities at a set price, with delivery and payment in the future.  The value of securities may change between the time the price is set and
 payment.  Not to be used for speculation.                                                                                 Y
-----------------------------------------------------------------------------------------------------------------------------------
 Futures and Options on Futures. (1) Contracts in which a Fund agrees, at maturity, to make delivery of or receive
 securities, the cash value of an index or foreign currency.  Used for hedging purposes or to maintain liquidity.          Y
-----------------------------------------------------------------------------------------------------------------------------------
 Options. A Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell
 (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price.
 Options may relate to stock indices, individual securities, foreign currencies or futures contracts.  See the SAI
 for more details and additional limitations.                                                                              Y
-----------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements. A Fund sells securities and agrees to buy them back later at an agreed upon time and
 price.  A method to borrow money for temporary purposes.                                                                  Y
-----------------------------------------------------------------------------------------------------------------------------------
 Real Estate Investment Trusts. Companies, usually traded publicly, that manage a portfolio of real estate. Risks
 involved in such investments include vulnerability to decline in real estate prices and new construction rates.           N
-----------------------------------------------------------------------------------------------------------------------------------
 Short Sales. A transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. It must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.
 May also sell securities that it owns or has the right to acquire as no additional cost but does not intend to
 deliver to the buyer, a practice known as selling short "against the box."                                                N
-----------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities. Typically there is no ready market for these securities, which inhibits the ability to sell
 them and to obtain their full market value, or there are legal restrictions on their resale by the Fund.                15%(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Lending Securities. A Fund may lend securities to financial institutions which pay for the use of the securities.
 May increase return.  Slight risk of borrower failing financially.                                                       25%
-----------------------------------------------------------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1)  The limitation on margins and premiums for futures is 5% of a Fund's assets
(2)  Based on net assets

The "FUND CHOICES--What are the Risks of Investing in the Funds?" section in the prospectus is hereby supplemented as follows:

Future Technology Fund, Growth Opportunities Fund, Micro-Cap Equity Fund, NetNet Fund, Small-Cap Value Fund and Small Company Growth Fund

     The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

Future Technology Fund

     The Fund will concentrate its investments in the technology industry. Market or economic factors impacting that industry could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Future Technology Fund and International Bond Fund

     These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund.

                               The Munder Funds
                        Supplement Dated August 25, 1999
                      to Prospectus Dated October 27, 1998
                               Class Y Shares of:

    Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and
                       Munder All-Season Aggressive Fund

The "FUND OPERATING EXPENSES" section in the Prospectus with respect to expenses incurred by the Underlying Funds is hereby supplemented as follows:

The expenses for the Munder Future Technology Fund are estimated for the current fiscal year.

                                                                                     Class Y Shares
                                                                               ---------------------------
Future Technology Fund...........................................                         1.35%*
-----------------------

*In the absence of the expense reimbursement, it is estimated that the Expense Ratio will be 1.50%.

The "EXAMPLE" section in the Prospectus with respect to the Expense Ratio is hereby deleted and replaced with the following:


     Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                                                   Expense Ratio
                                                                               ----------------------
Conservative Fund............................................................           1.15%
Moderate Fund................................................................           1.26%
Aggressive Fund..............................................................           1.40%


The "FUND CHOICES--What are the Funds' Investments and Investment Practices?"
section in the Prospectus is hereby supplemented as follows:

                                              Conservative Fund      Moderate Fund      Aggressive Fund
                                             --------------------  ------------------  ------------------
                                               Minimum   Maximum   Minimum   Maximum   Minimum   Maximum
                                               --------  --------  --------  --------  --------  --------
Equity Funds
 Index 500 Fund.......................            0%        5%        0%       10%        0%       15%


The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices?" section in the Prospectus is hereby supplemented as follows:

                             FUTURE TECHNOLOGY FUND

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

The products and services provided by technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, media and information services, and Internet-related services.

In selecting stocks, the advisor will first identify attractive sectors within the technology industry. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing sectors. Using fundamental analysis, the advisor will look for companies with:

     .  strong market share within their sector; and/or
     . technologically superior products or services; and . stable or improving revenue growth, earnings growth or order trends.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended and may invest more of its assets in fewer issuers than a "diversified" investment company.

PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the advisor makes investment decisions for the Fund.

Investment Charts

                                                           EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                         Investments and                                                               Future
                                       Investment Practices                                                        Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
  Foreign Securities.  Includes securities issued by non-U.S. companies.  Present more risks than U.S. securities.        25%
-----------------------------------------------------------------------------------------------------------------------------------
  Lower-Rated Debt Securities. Fixed Income Securities which are rated below investment grade by Standard & Poor's
  Ratings Service, Moody's Investors Service, Inc. or other nationally recognized rating agency. Considered riskier
  than investment grade securities.                                                                                           N
-----------------------------------------------------------------------------------------------------------------------------------
  Investment-Grade Asset Backed Securities. Includes debt securities backed by mortgages, installment sales
  contracts and credit card receivables.                                                                                      N
-----------------------------------------------------------------------------------------------------------------------------------
  Stripped Securities. Includes participations in trusts that hold U.S. Treasury and agency securities which
  represent either the interest payments or principal payments on the securities or combination of both.                      N
-----------------------------------------------------------------------------------------------------------------------------------
  Forward Foreign Currency Exchange Contracts. Obligations of a Fund to purchase or sell a specific currency at a future date at a set price.  May decrease a Fund's loss due to a change in a currency value, but also limits gains
  from currency changes.                                                                                                      Y
 ----------------------------------------------------------------------------------------------------------------------------------
  When-Issued Purchases and Forward Commitments. Agreement by a Fund to purchase securities at a set price, with delivery and payment in the future.  The value of securities may change between the time the price is set and
  payment.  Not to be used for speculation.                                                                                   Y
-----------------------------------------------------------------------------------------------------------------------------------
  Futures and Options on Futures. (1) Contracts in which a Fund agrees, at maturity, to make delivery of or receive
  securities, the cash value of an index or foreign currency.  Used for hedging purposes or to maintain liquidity.            Y
-----------------------------------------------------------------------------------------------------------------------------------
  Options. A Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell
  (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price.
  Options may relate to stock indices, individual securities, foreign currencies or futures contracts.  See the SAI
  for more details and additional limitations.                                                                                Y
-----------------------------------------------------------------------------------------------------------------------------------
  Reverse Repurchase Agreements. A Fund sells securities and agrees to buy them back later at an agreed upon time and
  price.  A method to borrow money for temporary purposes.                                                                    Y
-----------------------------------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts. Companies, usually traded publicly, that manage a portfolio of real estate.
  Risks involved in such investments include vulnerability to decline in real estate prices and new construction rates.       N
-----------------------------------------------------------------------------------------------------------------------------------
  Short Sales. A transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. It must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. May also sell securities that it owns or has the right to acquire at no additional cost but does not
  intend to deliver to the buyer, a practice known as selling short "against the box."                                        N
-----------------------------------------------------------------------------------------------------------------------------------
  Illiquid Securities. Typically there is no ready market for these securities, which inhibits the ability to sell
  them and to obtain their full market value, or there are legal restrictions on their resale by the Fund.                  15%(2)
-----------------------------------------------------------------------------------------------------------------------------------
  Lending Securities. A Fund may lend securities to financial institutions which pay for the use of the securities.
  May increase return.  Slight risk of borrower failing financially.                                                          25%
-----------------------------------------------------------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1)  The limitation on margins and premiums for futures is 5% of a Fund's assets
(2)  Based on net assets

The "FUND CHOICES--What are the Risks of Investing in the Funds?" section in the prospectus is hereby supplemented as follows:

Future Technology Fund, Growth Opportunities Fund, Micro-Cap Equity Fund, NetNet Fund, Small-Cap Value Fund and Small Company Growth Fund

     The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

Future Technology Fund

     The Fund will concentrate its investments in the technology industry. Market or economic factors impacting that industry could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Future Technology Fund and International Bond Fund

     These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund.

                               The Munder Funds
                       Supplement Dated August 25, 1999
                      to Prospectus Dated August 25, 1999
                              Class Y Shares of:

                       The Munder Future Technology Fund

The Class Y Shares of the Munder Future Technology Fund are not currently available for purchase in the State of Nebraska and the State of New Hampshire.

                               The Munder Funds
                       Supplement Dated August 25, 1999
                      to Prospectus Dated August 25, 1999
                         Class A, B and II Shares of:

                       The Munder Future Technology Fund

                INITIAL SALES CHARGE WAIVER FOR CLASS II SHARES

We will waive the initial sales charge on purchases of Class II shares of the Munder Future Technology Fund through December 31, 1999.






SUPTECHABII899